Risk/Return Detail Data - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO	Apr. 07, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series VIII
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® International Capital Appreciation Fund /Fidelity® International Capital Appreciation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® International Capital Appreciation Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63 % of the average value of its portfolio.
Portfolio Turnover, Rate	63.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information for Class I. Performance history will be available at www.fidelity.com for Fidelity® International Capital Appreciation Fund, a class of shares of Fidelity Advisor® International Capital Appreciation Fund, after the class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Fidelity® International Capital Appreciation Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity® International Capital Appreciation Fund's returns would differ from Class I's returns only to the extent that the classes do not have the same expenses.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.92%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.92%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity International Capital Appreciation Fund
Risk/Return:
Management fee	0.79%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.81%
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002
2015	3.05%
2016	(3.24%)
2017	35.87%
2018	(12.78%)
2019	32.74%
2020	22.23%
2021	12.30%
2022	(26.55%)
2023	27.63%
2024	8.02%
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity International Capital Appreciation Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.02%
Past 5 years	6.81%
Past 10 years	8.11%
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions | Fidelity International Capital Appreciation Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	7.98%
Past 5 years	6.63%
Past 10 years	8.01%
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions and Sales | Fidelity International Capital Appreciation Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.01%
Past 5 years	5.41%
Past 10 years	6.69%
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | MS112
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Index
Past 1 year	5.72%
Past 5 years	4.27%
Past 10 years	4.98%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.